Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance | Option	4,097,400	4,285,300
Number of Options Outstanding, Granted | Option	508,360	1,159,900
Number of Options Outstanding, Exercised | Option	(70,600)	(963,250)
Expired | Option	(296,400)	(324,600)
Number of Options Outstanding, Forfeited | Option	(6,500)	(59,950)
Number of Options Outstanding, Ending balance | Option	4,232,260	4,097,400
Weighted Average Exercise Price, Beginning balance | $	$ 27.36	$ 29.88
Weighted Average Exercise Price, Granted | $	27.37	23.37
Weighted Average Exercise Price, Exercised | $	24.83	29.44
Expired | $	34.67	38.74
Weighted Average Exercise Price, Forfeited | $	27.51	28.11
Weighted Average Exercise Price, Ending balance | $	$ 26.71	$ 27.36